Balance Sheet Components - Net Book Value of Intangible Assets by Geographic Regions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, net beginning balance	$ 224,565	$ 147,527	$ 184,182
Amortization of intangibles	(122,862)	(27,446)	(27,756)
Impact of foreign currency exchange	(85,440)	(6,838)	(8,899)
Intangible assets acquired during period	11,758
Sale of Terra Power	(2,460)	(784)
Write-off of intangible asset	(573)	(357)
Intangible assets, net ending balance	719,231	224,565	147,527
Nimbo Technologies Inc.
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period		1,089
Bit-isle
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period		111,374
Telecity Group plc
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period	694,243
Reportable geographical components | Americas
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, net beginning balance	50,643	62,954	76,224
Amortization of intangibles	(11,348)	(11,432)	(12,257)
Impact of foreign currency exchange	1,395	(1,968)	(1,013)
Intangible assets acquired during period	0
Sale of Terra Power	0	0
Write-off of intangible asset	(573)	0
Intangible assets, net ending balance	40,117	50,643	62,954
Reportable geographical components | Americas | Nimbo Technologies Inc.
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period		1,089
Reportable geographical components | Americas | Bit-isle
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period		0
Reportable geographical components | Americas | Telecity Group plc
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period	0
Reportable geographical components | EMEA
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, net beginning balance	44,355	62,185	82,709
Amortization of intangibles	(97,715)	(11,675)	(12,795)
Impact of foreign currency exchange	(90,280)	(5,014)	(7,729)
Intangible assets acquired during period	11,758
Sale of Terra Power	0	(784)
Write-off of intangible asset	0	(357)
Intangible assets, net ending balance	562,361	44,355	62,185
Reportable geographical components | EMEA | Nimbo Technologies Inc.
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period		0
Reportable geographical components | EMEA | Bit-isle
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period		0
Reportable geographical components | EMEA | Telecity Group plc
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period	694,243
Reportable geographical components | Asia-Pacific
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, net beginning balance	129,567	22,388	25,249
Amortization of intangibles	(13,799)	(4,339)	(2,704)
Impact of foreign currency exchange	3,445	144	(157)
Intangible assets acquired during period	0
Sale of Terra Power	(2,460)	0
Write-off of intangible asset	0	0
Intangible assets, net ending balance	116,753	129,567	$ 22,388
Reportable geographical components | Asia-Pacific | Nimbo Technologies Inc.
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period		0
Reportable geographical components | Asia-Pacific | Bit-isle
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period		$ 111,374
Reportable geographical components | Asia-Pacific | Telecity Group plc
Finite-lived Intangible Assets [Roll Forward]
Intangible assets acquired during period	$ 0